Operating Segment (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Midstream's operations:

	Dominion Energy	Corporate and Other	Total
(millions)
Three Months Ended March 31, 2015
Operating revenue	$78.4	$—	$78.4
Net income including noncontrolling interest and DCG Predecessor	43.8	(1.0)	42.8
Net income including noncontrolling interest	40.5	—	40.5
Net income attributable to partners	11.8	—	11.8
Three Months Ended March 31, 2014
Operating revenue	$68.9	$—	$68.9
Net income including noncontrolling interest and DCG Predecessor	24.6	—	24.6